3 Inventories, Net	3 Months Ended
Sep. 30, 2012
Notes
3 Inventories, Net

 3                  INVENTORIES, NET

Inventories consist of the following:

	September 30,	June 30,
	2012	2012

Work in process	$741,835	$709,679
Raw materials	396,594	495,980
Finished goods	528,641	599,761
	$1,667,070	$1,805,420

The allowance for obsolete inventory as of September 30, 2012 and June 30, 2012 was $35,998 and $36,080, respectively.